Shareholder Report, Average Annual Return (Details) B060046_Direxion Daily AMD Bear 1X Shares_TF_TSR Annual {TF}	9 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily AMD Bear 1X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Direxion Daily AMD Bear 1X Shares NAV
Average Annual Return, Percent	(66.16%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent	13.77%
Advanced Micro Devices, Inc. [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advanced Micro Devices, Inc.
Average Annual Return, Percent	130.53%